STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4%
Aerospace & Defense - .5%
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	2,275,000		2,171,744
Airlines - 1.2%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,021,848		2,836,180
Delta Air Lines Pass Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	3,162,885		2,863,015
				5,699,195
Automobiles & Components - 2.2%
American Honda Finance Corp., Sr. Unscd. Notes	1.30	9/9/2026	3,250,000		2,980,203
General Motors Financial Co., Inc., Sr. Unscd. Notes	6.05	10/10/2025	3,750,000		3,769,930
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	3,650,000		3,734,216
				10,484,349
Banks - 11.3%
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	4,800,000	[a]	4,770,226
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	3,050,000		3,045,396
Barclays PLC, Sr. Unscd. Notes	2.28	11/24/2027	4,000,000		3,688,198
Citigroup, Inc., Sub. Bonds	4.40	6/10/2025	5,000,000		4,937,005
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	5.28	1/26/2026	3,000,000		2,978,991
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	2,000,000		1,972,366
Cooperatieve Rabobank UA, Gtd. Notes	3.75	7/21/2026	4,835,000		4,648,905
HSBC Holdings PLC, Sr. Unscd. Notes	2.87	11/22/2032	3,460,000		2,882,503
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000	[b]	4,111,430
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	3,710,000	[a]	3,663,017
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,000,000		3,244,579
Societe Generale SA, Sub. Notes	4.75	11/24/2025	3,500,000	[c]	3,436,473
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	5,185,000		4,768,732
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	5,500,000	[c]	5,450,577
				53,598,398
Beverage Products - .9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.75	1/23/2029	4,195,000		4,167,794

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Consumer Discretionary - .7%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	3,665,000	3,376,148
Diversified Financials - 3.7%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	3,750,000	3,490,293
Air Lease Corp., Sr. Unscd. Notes	2.30	2/1/2025	4,500,000	4,394,919
American Express Co., Sr. Unscd. Notes	5.10	2/16/2028	1,345,000	1,337,478
American Express Co., Sr. Unscd. Notes	6.34	10/30/2026	2,000,000	2,022,113
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,725,000	1,534,096
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2027	1,250,000	1,148,108
Ares Capital Corp., Sr. Unscd. Notes	3.88	1/15/2026	1,500,000	1,447,347
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	2,350,000	2,084,728
				17,459,082
Energy - 2.4%
Cimarex Energy Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,746,234
ONEOK, Inc., Gtd. Notes	4.00	7/13/2027	3,400,000	3,275,450
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.88	6/30/2026	2,500,000	2,510,909
Spectra Energy Partners LP, Gtd. Notes	3.50	3/15/2025	2,760,000	2,713,450
				11,246,043
Food Products - .7%
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	3,840,000	3,561,726
Foreign Governmental - .7%
Japan Finance Organization for Municipalities, Sr. Unscd. Notes	1.38	2/10/2031	1,670,000	[c] 1,327,783
Ontario Teachers' Finance Trust, Gtd. Notes	2.00	4/16/2031	1,670,000	[c] 1,390,708
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	825,000	785,661
				3,504,152
Health Care - 5.6%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	4,185,000	3,816,688
Amgen, Inc., Sr. Unscd. Notes	2.20	2/21/2027	3,960,000	3,662,357
Astrazeneca Finance LLC, Gtd. Notes	1.20	5/28/2026	3,540,000	3,276,288
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	4,000,000	3,855,946
Elevance Health, Inc., Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	2,941,176
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	2,820,000	2,727,852

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Health Care - 5.6% (continued)
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	3,770,000	3,599,100
UnitedHealth Group, Inc., Sr. Unscd. Notes	1.15	5/15/2026	2,915,000	2,701,146
				26,580,553
Industrial - 2.7%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.90	3/2/2026	2,830,000	2,632,339
John Deere Capital Corp., Sr. Unscd. Notes	1.05	6/17/2026	4,250,000	3,922,874
Parker-Hannifin Corp., Sr. Unscd. Notes	2.70	6/14/2024	3,325,000	3,321,772
Snap-On, Inc., Sr. Unscd. Notes	3.25	3/1/2027	3,300,000	3,162,740
				13,039,725
Information Technology - 1.6%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	4,000,000	3,693,475
Oracle Corp., Sr. Unscd. Notes	2.50	4/1/2025	4,215,000	4,107,015
				7,800,490
Internet Software & Services - 1.6%
Amazon.com, Inc., Sr. Unscd. Notes	0.80	6/3/2025	3,670,000	3,513,000
eBay, Inc., Sr. Unscd. Notes	1.90	3/11/2025	4,000,000	3,894,349
				7,407,349
Media - .7%
Discovery Communications LLC, Gtd. Notes	4.90	3/11/2026	3,150,000	3,109,636
Metals & Mining - .5%
Glencore Funding LLC, Gtd. Notes	1.63	9/1/2025	2,500,000	[c] 2,376,951
Municipal Securities - 2.3%
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,344,471
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	3,714,101
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	4,791,787
				10,850,359
Real Estate - .5%
Healthcare Realty Holdings LP, Gtd. Notes	3.63	1/15/2028	2,375,000	2,181,581
Retailing - 1.5%
Target Corp., Sr. Unscd. Notes	2.25	4/15/2025	3,300,000	3,215,694
The TJX Companies, Inc., Sr. Unscd. Notes	1.15	5/15/2028	4,750,000	4,122,560
				7,338,254

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.88	1/15/2027	3,600,000		3,476,628
Broadcom, Inc., Sr. Unscd. Notes	4.00	4/15/2029	4,000,000	[c]	3,785,254
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	2,000,000	[c]	1,991,817
				9,253,699
Technology Hardware & Equipment - .6%
Apple, Inc., Sr. Unscd. Notes	2.05	9/11/2026	2,830,000		2,653,439
Telecommunication Services - 4.1%
AT&T, Inc., Sr. Unscd. Notes	1.65	2/1/2028	5,250,000		4,640,574
Cisco Systems, Inc., Sr. Unscd. Notes	4.95	2/26/2031	3,200,000		3,182,979
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	5/23/2029	2,420,000		2,351,456
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	4,700,000		4,369,806
Verizon Communications, Inc., Sr. Unscd. Notes	2.63	8/15/2026	5,000,000		4,733,168
				19,277,983
U.S. Government Agencies Collateralized Mortgage Obligations - .9%
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. UP	2.50	5/25/2028	4,302,314	[d]	4,098,253
U.S. Government Agencies Collateralized Municipal-Backed Securities - .5%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	2,904,799		2,364,612
U.S. Government Agencies Mortgage-Backed - 1.4%
Federal Home Loan Mortgage Corp.:
3.50%, 6/1/2035			4,595,598	[d]	4,366,138
4.50%, 2/1/2034			145,876	[d]	143,642
Federal National Mortgage Association:
2.91%, 4/1/2026			2,000,000	[d]	1,913,851
				6,423,631
U.S. Government Agencies Obligations - 5.7%
Federal Farm Credit Bank Funding Corp., Bonds	5.00	1/8/2027	4,565,000		4,546,687
Federal Home Loan Bank, Bonds	2.20	3/28/2025	2,400,000		2,339,940
Federal Home Loan Bank, Bonds	3.00	3/25/2027	6,800,000		6,480,875
Federal Home Loan Mortgage Corp., Notes	4.05	8/28/2025	4,900,000	[d]	4,835,866
Federal National Mortgage Association, Notes	0.55	8/19/2025	9,250,000	[a,d]	8,766,612
				26,969,980

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Treasury Securities - 41.3%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	14,222,780	[e]	13,500,518
U.S. Treasury Notes	0.25	10/31/2025	4,250,000		3,975,742
U.S. Treasury Notes	0.63	5/15/2030	5,950,000		4,758,605
U.S. Treasury Notes	0.75	1/31/2028	3,000,000		2,615,039
U.S. Treasury Notes	1.38	11/15/2031	1,300,000		1,045,586
U.S. Treasury Notes	1.63	8/15/2029	5,245,000		4,556,184
U.S. Treasury Notes	1.63	5/15/2026	10,408,000		9,783,927
U.S. Treasury Notes	2.50	3/31/2027	8,575,000		8,084,952
U.S. Treasury Notes	2.75	7/31/2027	6,250,000		5,904,053
U.S. Treasury Notes	2.88	4/30/2029	5,345,000		4,961,976
U.S. Treasury Notes	3.00	7/15/2025	2,750,000		2,686,997
U.S. Treasury Notes	3.13	11/15/2028	8,890,000		8,387,507
U.S. Treasury Notes	3.38	5/15/2033	7,000,000		6,425,645
U.S. Treasury Notes	3.50	4/30/2028	9,090,000		8,743,089
U.S. Treasury Notes	3.50	9/15/2025	16,000,000		15,686,250
U.S. Treasury Notes	3.75	12/31/2030	3,250,000		3,111,748
U.S. Treasury Notes	3.75	5/31/2030	2,075,000		1,992,851
U.S. Treasury Notes	3.88	12/31/2029	9,765,000		9,458,127
U.S. Treasury Notes	4.00	2/15/2034	1,250,000		1,202,051
U.S. Treasury Notes	4.00	2/15/2026	4,315,000	[a]	4,247,999
U.S. Treasury Notes	4.13	3/31/2031	1,500,000		1,467,539
U.S. Treasury Notes	4.25	2/28/2031	4,000,000	[a]	3,942,656
U.S. Treasury Notes	4.50	11/15/2025	13,250,000	[a]	13,150,366
U.S. Treasury Notes	4.50	11/15/2033	11,500,000	[a]	11,504,492
U.S. Treasury Notes	4.63	10/15/2026	19,250,000		19,183,452
U.S. Treasury Notes	5.00	9/30/2025	25,000,000		24,975,098
				195,352,449
Utilities - .7%
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	3,500,000		3,109,707
Total Bonds and Notes (cost $484,706,553)			465,457,282

Preferred Stocks - .7%
Telecommunication Services - .7%
AT&T, Inc., Ser. A (cost $3,750,000)	5.00		150,000		3,180,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,812,286)	5.43	2,812,286	[f] 2,812,286

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,083,473)	5.43	4,083,473	[f] 4,083,473
Total Investments (cost $495,352,312)		100.5%	475,533,041
Liabilities, Less Cash and Receivables		(0.5%)	(2,356,829)
Net Assets		100.0%	473,176,212

REMIC—Real Estate Mortgage Investment Conduit

a Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $36,772,025 and the value of the collateral was $37,656,035, consisting of cash collateral of $4,083,473 and U.S. Government & Agency securities valued at $33,572,562. In addition, the value of collateral may include pending sales that are also on loan.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $19,759,563 or 4.18% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	215,893,846	-	215,893,846
Equity Securities - Preferred Stocks	3,180,000	-	-	3,180,000
Foreign Governmental	-	3,504,152	-	3,504,152
Investment Companies	6,895,759	-	-	6,895,759
Municipal Securities	-	10,850,359	-	10,850,359
U.S. Government Agencies Collateralized Mortgage Obligations	-	4,098,253	-	4,098,253
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	2,364,612	-	2,364,612
U.S. Government Agencies Mortgage-Backed	-	6,423,631	-	6,423,631
U.S. Government Agencies Obligations	-	26,969,980	-	26,969,980
U.S. Treasury Securities	-	195,352,449	-	195,352,449

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized depreciation on investments was $19,819,271, consisting of $408,480 gross unrealized appreciation and $20,227,751 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.